Condensed Financial Statements of Kentucky First Federal Bancorp (Details Textual) - shares	Jun. 30, 2017	Jun. 30, 2016
Condensed Financial Statements of Kentucky First Federal Bancorp (Textual)
Treasury Stock, Shares	151,549	112,563
Parent Company [Member]
Condensed Financial Statements of Kentucky First Federal Bancorp (Textual)
Treasury Stock, Shares	151,549	112,563